Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of income tax expense
Tax provisions		$ 0
Tax losses carried forward	$ 25,392
JERSEY
Reconciliation of income tax expense
Tax rate effect of revenues exempt from taxation	0.00%